Condensed Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Cash flows from operating activities
Net income (loss)	$ 813,455	$ (311,004)	$ 3,229,266
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Changes in allowances - accounts receivables	188,440
Changes in allowances - advances to suppliers	702,486
Changes in allowances - inventories	19,183
Depreciation and amortization	82,809	46,779	24,886
Non-cash lease expenses	27,011
Loss from disposal of property and equipment	8,942		873
Accrued interest expense for convertible notes	135,867	1,087,774
Amortization of deferred financing costs	1,093,440	2,113,492
Changes in operating assets and liabilities:
Accounts receivable	3,446,672	(5,759,327)	(3,804,464)
Inventory, net	900,691	291,652	(280,017)
Advances to suppliers	(9,094,757)	(8,705,402)	(1,980,862)
Other current assets	101,805	(103,561)	(118,755)
Accounts payable	102,438	(38,392)	(62,706)
Operating lease liabilities	(41,560)
Other current liabilities	(103,345)	604,702	266,769
Net cash used in operating activities	(1,616,423)	(10,773,287)	(2,725,010)
Cash flows from investing activities
Purchase of property, plant and equipment	(165,045)	(51,781)	(64,715)
Purchase of intangible assets	(82,195)	(43,124)
Net cash used in investing activities	(247,240)	(94,905)	(64,715)
Cash flows from financing activities
Gross proceeds from capital contribution	428,100
Gross proceeds from bank acceptance notes payable	3,139,400
Payments of deferred financing costs		(716,318)
Gross proceeds from issuance of convertible notes		7,500,000
Net proceeds from Initial Public Offering - stock issuance			7,728,000
Direct costs disbursed from Initial Public Offering proceeds			(1,147,509)
Borrowings from bank loans	3,282,100	1,454,186	1,530,080
Repayments of bank loans	(2,711,300)	(2,094,028)	(1,683,088)
Repayments of loans from related parties	(936,655)	(87,800)	(300,163)
Net cash provided by (used in) financing activities	3,201,645	6,056,040	6,127,320
Effect of exchange rate changes on cash and restricted cash	73,354	40,802	(402,969)
Net increase (decrease) in cash and restricted cash	1,337,982	(4,771,350)	2,934,626
Cash and restricted cash, beginning of year	753,815	5,525,165	2,590,539
Cash and restricted cash, end of year	2,165,151	753,815	5,525,165
Reconciliation of cash and restricted cash
Cash, beginning of year	135,125	4,925,165	2,590,539
Restricted cash, beginning of year	618,690	600,000
Cash and restricted cash, beginning of year	753,815	5,525,165	2,590,539
Cash, end of year	548,151	135,125	4,925,165
Restricted cash, end of year	1,617,000	618,690	600,000
Cash and restricted cash, end of year	2,165,151	753,815	5,525,165
Supplemental disclosure information:
Income taxes paid	29,771	13,777	11,763
Interest paid	87,249	118,237	$ 164,587
Non-cash financing activities
Right of use assets obtained in exchange for operating lease obligations	827,118
Conversion of notes to 7,927,846 and 657,858 shares of common stock, respectively	4,580,289	1,950,092
Accrued interest for convertible notes	$ 135,867	1,087,774
Repayment of convertible notes by a related party on behalf of the Company		$ 2,617,882